Property and equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Property and equipment	Property and equipment
10.1.    Accounting policy
All property and equipment are stated at historical cost less accumulated depreciation and impairment losses, if any (Note 10.3). Historical cost includes expenditures that are directly attributable to the acquisition of the items and, if applicable, net of tax credits. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item is material and can be measured reliably. All other repairs and maintenance expenditures are charged to profit or loss during the period in which they are incurred. Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets.
Assets’ residual values, useful lives and methods of depreciation are reviewed at each reporting date and adjusted prospectively, if appropriate. Gains and losses on disposals or derecognition are determined by comparing the disposal proceeds (if any) with the carrying amount and are recognized in profit or loss. The Group also derecognizes under ¨Disposal of property and equipment¨ Pin Pads & POS held by customers that have not been used in the past 180 or 360 days, depending on the category of customer.
10.2.    Significant judgments, estimates and assumptions
Property and equipment assets include the preparation of estimates to determine the useful life for depreciation purposes. Useful life determination requires estimates in relation to the expected technological advances and alternative uses of assets. There is a significant element of judgment involved in making technological development assumptions, since the timing and nature of future technological advances are difficult to predict.
The Group evaluated the useful life of Property and equipment assets and concluded that no change on the estimates of useful life and residual value of this assets was necessary for the year ended December 31, 2023.
The estimated useful lives for the Property and equipment are as follows:

Estimated useful lives (years)

Pin Pads & POS	5
IT equipment	3 – 10
Facilities	3 – 14
Property	34
Furniture and fixtures	3 – 10
Machinery and equipment	5 – 14
Vehicles and airplanes	2 – 10
10.3.    Changes in Property and equipment

	2022	Additions	Disposals (a)	Transfers	Effects of hyperinflation	Effects of changes in foreign exchange rates	2023

Cost
Pin Pads & POS	1,948,382	563,884	(152,952)	—	—	—	2,359,314
IT equipment	262,405	51,743	(27,612)	8,754	165	(125)	295,330
Facilities	91,820	2,488	(20,846)	4,669	(68)	(469)	77,594
Machinery and equipment	23,521	4,241	(2,702)	—	(93)	(1,017)	23,950
Furniture and fixtures	24,150	1,025	(3,413)	960	(16)	(22)	22,684
Vehicles and airplane	27,296	49	(14)	—	(5)	(151)	27,175
Construction in progress	50,320	192	(5,167)	(14,383)	—	—	30,962
Right-of-use assets - Equipment	4,823	64	(7)	—	—	—	4,880
Right-of-use assets - Vehicles	43,794	3,785	(15,603)	—	—	—	31,976
Right-of-use assets - Offices	205,450	29,405	(56,255)	—	—	554	179,154
	2,681,961	656,876	(284,571)	—	(17)	(1,230)	3,053,019
Depreciation
Pin Pads & POS	(740,468)	(455,632)	130,694	—	—	—	(1,065,406)
IT equipment	(145,406)	(53,143)	26,027	—	—	5	(172,517)
Facilities	(37,739)	(13,671)	20,618	—	—	285	(30,507)
Machinery and equipment	(18,571)	(4,463)	2,495	—	—	500	(20,039)
Furniture and fixtures	(7,054)	(2,316)	2,560	—	—	12	(6,798)
Vehicles and airplane	(2,437)	(3,123)	51	—	—	41	(5,468)
Right-of-use assets - Equipment	(1,031)	(129)	10	—	—	—	(1,150)
Right-of-use assets - Vehicles	(21,663)	(15,988)	14,349	—	—	—	(23,302)
Right-of-use assets - Offices	(66,414)	(36,846)	36,858	—	—	467	(65,935)
	(1,040,783)	(585,311)	233,662	—	—	1,310	(1,391,122)

Property and equipment, net	1,641,178	71,565	(50,909)	—	(17)	80	1,661,897

(a)Includes Pin Pad & POS derecognized for not being used by customers after a period of time and Cappta spun-off on June 30, 2023.

	2021	Additions	Disposals	Effects of hyperinflation	Effects of changes in foreign exchange rates	Business combination	2022

Cost
Pin Pads & POS	1,498,271	569,895	(119,784)	—	—	—	1,948,382
IT equipment	246,543	19,807	(5,322)	—	25	1,352	262,405
Facilities	90,186	5,005	(2,949)	(285)	(137)	—	91,820
Machinery and equipment	25,776	5,445	(11,520)	186	3,610	24	23,521
Furniture and fixtures	24,754	1,123	(1,849)	1	3	118	24,150
Vehicles and airplane	43,586	97	(16,433)	87	(41)	—	27,296
Construction in progress	14,078	43,652	(7,410)	—	—	—	50,320
Right-of-use assets - Equipment	4,629	194	—	—	—	—	4,823
Right-of-use assets - Vehicles	31,547	18,171	(5,924)	—	—	—	43,794
Right-of-use assets - Offices	238,329	28,817	(61,314)	(211)	(171)	—	205,450
	2,217,699	692,206	(232,505)	(222)	3,289	1,494	2,681,961
Depreciation
Pin Pads & POS	(438,346)	(379,442)	77,320	—	—	—	(740,468)
IT equipment	(95,553)	(55,803)	5,968	—	(18)	—	(145,406)
Facilities	(25,066)	(13,497)	726	—	98	—	(37,739)
Machinery and equipment	(17,861)	(4,613)	3,792	—	111	—	(18,571)
Furniture and fixtures	(5,516)	(2,424)	890	—	(4)	—	(7,054)
Vehicles and airplane	(2,498)	(3,534)	3,593	—	2	—	(2,437)
Right-of-use assets - Equipment	(505)	(526)	—	—	—	—	(1,031)
Right-of-use assets - Vehicles	(14,187)	(13,125)	5,649	—	—	—	(21,663)
Right-of-use assets - Offices	(48,647)	(40,449)	22,682	—	—	—	(66,414)
	(648,179)	(513,413)	120,620	—	189	—	(1,040,783)

Property and equipment, net	1,569,520	178,793	(111,885)	(222)	3,478	1,494	1,641,178
10.4.    Depreciation and amortization charges
Depreciation and amortization expense has been charged to the consolidated statement of profit or loss as follows:

	2023	2022	2021

Cost of services	606,639	529,793	299,240
General and administrative expenses	229,394	226,353	161,331
Selling expenses	42,148	43,879	46,798
Other income (expenses), net	—	301	—
Depreciation and Amortization charges	878,181	800,326	507,369
Depreciation charge	585,311	513,413	310,630
Amortization charge (Note 11.3)	292,870	286,913	196,739
Depreciation and Amortization charges	878,181	800,326	507,369
10.5.    Impairment test
As of December 31, 2023, 2022 and 2021, there were no indicators of impairment of property and equipment. Property and equipment were tested for impairment at the Cash Generating Units (“CGUs”) level in connection with intangible assets and investments in associates (Note 11.4).